Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides information regarding “compensation actually paid” for our Chief Executive Officer and President, who is our principal executive officer (“
PEO
”), and our other NEOs for each of our fiscal years ended March 31, 2024, 2023, and 2022 and our financial performance for each such fiscal year:

					Value of Initial $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return (3) ($)	Net Income (in millions) ($)	Earnings per Share ($)
2024	966,969	1,901,252	485,139	1,937,349	256	85	76,252	4.40
2023	2,090,066	3,389,141	413,594	2,313,754	349	116	66,365	3.77
2022	1,420,744	4,464,818	482,747	5,014,662	309	124	66,410	3.66
2021	1,510,130	3,728,177	467,858	3,419,311	188	149	46,356	2.55

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2024	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2023	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2022	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2021	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss

(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs:

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Deduction for Change in the Actuarial Present Values (as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table)	—	—	—	—	—	—	—	—

Increase for Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Increase for Prior Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Option Awards” Column in the Summary Compensation Table	—	178,369	1,176,522	148,254	309,939	150,374	543,248	174,865

Increase for Fair Value of Awards Granted during Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End (a)	—	676,067	—	—	—	—	77,425	—

Increase for Vesting Date Fair Value of Awards Granted during Covered Fiscal Year that Vested during the Fiscal Year	—	—	—	—	—	—	—	—

Increase (deduction) for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Covered Fiscal Year End (b)	701,539	565,128	2,387,906	1,917,315	1,780,517	2,759,634	1,802,464	2,286,279

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)

Increase (deduction) for Change in Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested during Covered Fiscal Year Compared to Fair Value of Awards as of Prior Fiscal Year End (c)	232,744	389,384	90,528	138,017	1,573,496	1,922,655	912,931	878,058

Deduction for Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Covered Fiscal Year, Determined as of Prior Fiscal Year End	—	—	(2,836)	(6,918)	—	—	(31,525)	(38,019)

Increase for Dividends or Other Earnings Paid during Covered Fiscal Year Prior to Vesting Date	—	—	—	—	—	—	—	—

Increase based on Incremental Fair Value of Awards Modified during Covered Fiscal Year	—	—	—	—	—	—	—	—

Total Adjustments	$934,283	$1,452,209	$1,299,075	$1,900,160	$3,044,074	$4,531,915	$2,218,047	$2,951,453

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation—Stock Compensation (“ASC 718”), determined as of the covered fiscal year end.

(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.

(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

(3)	The peer group used for this purpose is the Nasdaq Healthcare Services Index.

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2024	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2023	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2022	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2021	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Healthcare Services Index.
PEO Total Compensation Amount	$ 966,969	$ 2,090,066	$ 1,420,744	$ 1,510,130
PEO Actually Paid Compensation Amount	$ 1,901,252	3,389,141	4,464,818	3,728,177
Adjustment To PEO Compensation, Footnote
(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs:

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Deduction for Change in the Actuarial Present Values (as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table)	—	—	—	—	—	—	—	—

Increase for Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Increase for Prior Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Option Awards” Column in the Summary Compensation Table	—	178,369	1,176,522	148,254	309,939	150,374	543,248	174,865

Increase for Fair Value of Awards Granted during Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End (a)	—	676,067	—	—	—	—	77,425	—

Increase for Vesting Date Fair Value of Awards Granted during Covered Fiscal Year that Vested during the Fiscal Year	—	—	—	—	—	—	—	—

Increase (deduction) for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Covered Fiscal Year End (b)	701,539	565,128	2,387,906	1,917,315	1,780,517	2,759,634	1,802,464	2,286,279

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)

Increase (deduction) for Change in Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested during Covered Fiscal Year Compared to Fair Value of Awards as of Prior Fiscal Year End (c)	232,744	389,384	90,528	138,017	1,573,496	1,922,655	912,931	878,058

Deduction for Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Covered Fiscal Year, Determined as of Prior Fiscal Year End	—	—	(2,836)	(6,918)	—	—	(31,525)	(38,019)

Increase for Dividends or Other Earnings Paid during Covered Fiscal Year Prior to Vesting Date	—	—	—	—	—	—	—	—

Increase based on Incremental Fair Value of Awards Modified during Covered Fiscal Year	—	—	—	—	—	—	—	—

Total Adjustments	$934,283	$1,452,209	$1,299,075	$1,900,160	$3,044,074	$4,531,915	$2,218,047	$2,951,453

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation—Stock Compensation (“ASC 718”), determined as of the covered fiscal year end.

(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.

(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 485,139	413,594	482,747	467,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,937,349	2,313,754	5,014,662	3,419,311
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs:

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Deduction for Change in the Actuarial Present Values (as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table)	—	—	—	—	—	—	—	—

Increase for Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Increase for Prior Service Cost for Benefit Plans	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table	—	—	—	—	—	—	—	—

Deduction for Amounts Reported in the “Option Awards” Column in the Summary Compensation Table	—	178,369	1,176,522	148,254	309,939	150,374	543,248	174,865

Increase for Fair Value of Awards Granted during Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End (a)	—	676,067	—	—	—	—	77,425	—

Increase for Vesting Date Fair Value of Awards Granted during Covered Fiscal Year that Vested during the Fiscal Year	—	—	—	—	—	—	—	—

Increase (deduction) for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Covered Fiscal Year End (b)	701,539	565,128	2,387,906	1,917,315	1,780,517	2,759,634	1,802,464	2,286,279

	2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)

Increase (deduction) for Change in Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested during Covered Fiscal Year Compared to Fair Value of Awards as of Prior Fiscal Year End (c)	232,744	389,384	90,528	138,017	1,573,496	1,922,655	912,931	878,058

Deduction for Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Covered Fiscal Year, Determined as of Prior Fiscal Year End	—	—	(2,836)	(6,918)	—	—	(31,525)	(38,019)

Increase for Dividends or Other Earnings Paid during Covered Fiscal Year Prior to Vesting Date	—	—	—	—	—	—	—	—

Increase based on Incremental Fair Value of Awards Modified during Covered Fiscal Year	—	—	—	—	—	—	—	—

Total Adjustments	$934,283	$1,452,209	$1,299,075	$1,900,160	$3,044,074	$4,531,915	$2,218,047	$2,951,453

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation—Stock Compensation (“ASC 718”), determined as of the covered fiscal year end.

(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.

(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Compared to Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Compared to Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Compared to Earnings Per Share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Compared to Total Stockholder Return
Tabular List, Table
Financial Performance Measures
As described in greater detail in the section entitled “
Compensation Discussion and Analysis
,” our executive compensation program reflects a variable compensation philosophy. The metrics that we use for both our annual cash incentive awards and long-term, equity-based incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	earnings per share;

•	revenues; and

•	income before income taxes.

Total Shareholder Return Amount	$ 256	349	309	188
Peer Group Total Shareholder Return Amount	85	116	124	149
Net Income (Loss)	$ 76,252,000,000	$ 66,365,000,000	$ 66,410,000,000	$ 46,356,000,000
Company Selected Measure Amount	4.4	3.77	3.66	2.55
PEO Name	Michael G. Combs
Measure:: 1
Pay vs Performance Disclosure
Name	earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	revenues
Measure:: 3
Pay vs Performance Disclosure
Name	income before income taxes
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 934,283	$ 1,299,075	$ 3,044,074	$ 2,218,047
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,176,522)	(309,939)	(543,248)
PEO | Awards Granted during Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				77,425
PEO | Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	701,539	2,387,906	1,780,517	1,802,464
PEO | Change in Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested during Covered Fiscal Year Compared to Fair Value of Awards as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,744	90,528	1,573,496	912,931
PEO | Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Covered Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,836)		(31,525)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,452,209	1,900,160	4,531,915	2,951,453
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,369)	(148,254)	(150,374)	(174,865)
Non-PEO NEO | Awards Granted during Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	676,067
Non-PEO NEO | Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,128	1,917,315	2,759,634	2,286,279
Non-PEO NEO | Change in Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested during Covered Fiscal Year Compared to Fair Value of Awards as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 389,384	138,017	$ 1,922,655	878,058
Non-PEO NEO | Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Covered Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,918)		$ (38,019)